Equity (Details) - USD ($)					1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 03, 2016	May 06, 2016	Mar. 21, 2016	Feb. 08, 2016	Feb. 28, 2017	Aug. 26, 2016	Feb. 17, 2016	Sep. 30, 2015	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 29, 2015	Oct. 30, 2015
Equity (Textual)
Common stock, authorized			360,000,000					360,000,000	360,000,000	360,000,000
Common stock, par value			$ 0.001					$ 0.001	$ 0.001	$ 0.001
Description of forward split			1 to 3:141
Subscription receivable								$ 350,000					$ 350,000
Issuance of common shares					$ 5,850,000			51,958		3,250,000
Issuance of common shares, shares					2,925,000
Purchase price per share					$ 2.0
Payment of American BriVision								$ 22,517	$ 950,000	$ 6,500,000
Consulting agreement, description	The Company entered into a Consulting Agreement with Kazunori Kameyama ("Kameyama") for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company's common stock at $1.00 per share for any amount exceeding $3,000. The Company's stocks will be calculated and issued in December every year. The contract will be terminated on September 30, 2017. For the six months ended on March 31, 2017, the Company recognized (as appropriate relative to the periods and manner that the Company would recognize cash payments under the same arrangement) the cost of the appropriate number of the 1,688 shares at the current fair value as of December 31, 2016 and March 31, 2017. The stock-based compensation related to this consulting agreement was $3,376 for the six months ended on March 31, 2017.
2016 Plan [Member]
Equity (Textual)
Common stock issued pre-stock split							50,000
Common stock issued post-stock split							157,050
Biolite Inc [Member]
Equity (Textual)
Common stock, par value						$ 0.001
Issuance of common shares						$ 1,468,750
Purchase price per share						$ 1.60
Net proceeds from offering						$ 2,350,000
Share Exchange Agreement [Member]
Equity (Textual)
Common stock issued pre-stock split				52,336,000
Common stock issued post-stock split				164,387,376
Share Exchange Agreement 1 [Member]
Equity (Textual)
Common stock issued pre-stock split				52,936,583
Common stock issued post-stock split				166,273,921
Share Exchange Agreement 2 [Member]
Equity (Textual)
Common stock issued pre-stock split				51,945,225
Common stock issued post-stock split				163,159,952
Percentage of common shares issued and outstanding				79.70%
Percentage of issued share capital				100.00%
Share Exchange Agreement 3 [Member]
Equity (Textual)
Common stock issued pre-stock split				52,936,583
Common stock issued post-stock split				166,273,921
Exchange ratio				0.2536-for-1
Share Exchange Agreement 4 [Member]
Equity (Textual)
Common stock issued pre-stock split				65,431,144
Common stock issued post-stock split				205,519,223
Percentage of common shares issued and outstanding				79.70%
Collaborative Arrangement [Member]
Equity (Textual)
Issuance of common shares		$ 900,000
Issuance of common shares, shares		562,500
Share price		$ 1.60
Payment of American BriVision						$ 100,000,000						$ 100,000,000
Percentage of payments under collaborative agreement									3.50%
Collaborative Arrangement One [Member]
Equity (Textual)
Issuance of common shares					$ 5,850,000
Issuance of common shares, shares					2,925,000
Share price					$ 2.0
Total payment upon first IND submission									$ 6,500,000		$ 6,500,000
Percentage of payments under collaborative agreement									6.50%
Remitted amount					$ 650,000